Document and Entity Information	Oct. 05, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001566895
Document Type	8-K
Document Period End Date	Oct. 05, 2020
Entity Registrant Name	nCino, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39380
Entity Tax Identification Number	46-4353148
Entity Address, Address Line One	6770 Parker Farm Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28405
City Area Code	888
Local Phone Number	676-2466
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0005 per share
Trading Symbol	NCNO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false